Commitments, Contingencies and Guarantees (Expiration Information on Derivative Contracts) (Details) In Millions	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Maximum Potential Payout/ Notional Years to Maturity Less than 1 Year [Member] USD ($)	Mar. 31, 2011 Maximum Potential Payout/ Notional Years to Maturity Less than 1 Year [Member] JPY (¥)	Mar. 31, 2011 Maximum Potential Payout/ Notional Years to Maturity 1 to 3 Years [Member] USD ($)	Mar. 31, 2011 Maximum Potential Payout/ Notional Years to Maturity 1 to 3 Years [Member] JPY (¥)	Mar. 31, 2011 Maximum Potential Payout/ Notional Years to Maturity 3 to 5 Years [Member] USD ($)	Mar. 31, 2011 Maximum Potential Payout/ Notional Years to Maturity 3 to 5 Years [Member] JPY (¥)	Mar. 31, 2011 Maximum Potential Payout/ Notional Years to Maturity More than 5 Years [Member] USD ($)	Mar. 31, 2011 Maximum Potential Payout/ Notional Years to Maturity More than 5 Years [Member] JPY (¥)	Mar. 31, 2011 Fair Value Adjustments on Hedges and Derivative Contracts [Member] USD ($)		Mar. 31, 2011 Fair Value Adjustments on Hedges and Derivative Contracts [Member] JPY (¥)		Mar. 31, 2011 Standby Letters of Credit [Member] USD ($)	Mar. 31, 2011 Standby Letters of Credit [Member] JPY (¥)	Mar. 31, 2010 Standby Letters of Credit [Member] JPY (¥)
Carrying value, derivative contracts					¥ 2,604,545	[1]	$ 458,989		$ 228,482		$ 129,350		$ 410,289		$ 42,768	[1]	¥ 3,539,472	[1]
Carrying value, Standby letters of credit and other guarantees							2		1		2		98						3	267	340
Maximum Potential Payout /Notional Total, Derivative Contracts	1,227,110	[1]	101,555,634	[1]	72,650,089	[1]		37,985,935		18,909,144		10,705,026		33,955,529
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	$ 103		¥ 8,512		¥ 10,146			¥ 205		¥ 9		¥ 190		¥ 8,108

[1]	Credit derivatives are disclosed in Note 4, "Derivative instruments and hedging activities" and are excluded from "Derivative Contracts".